UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000807641

GS Mortgage-Backed Securities Trust 2026-AH1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:

Manju Madhavan, (212) 902-5268
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01.           Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.
99.1      Disclosures required by Rule 15Ga-2 for Clarifii LLC

             Schedule 1 – Clarifii Executive Summary/Narrative
             Schedule 2 – Clarifii Valuation Report
             Schedule 3 – Clarifii Supplemental Data Extract
             Schedule 4 – Clarifii Rating Agency Grades Summary Report
             Schedule 5 – Clarifii Rating Agency Grades Detail Report
             Schedule 6 – Clarifii Data Compare Report
             Schedule 7 – Clarifii Business Purpose Supplement Extract
             Schedule 8 – Clarifii ATR OR QM Report

99.2      Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

             Schedule 1 – Executive Summary
             Schedule 2 – Summary DD Standard – DI Report
             Schedule 3 – Rebuttal Findings Summary
             Schedule 4 – Loan Summary
             Schedule 5 – Exception Report
             Schedule 6 – Rating Agency Report
             Schedule 7 – Valuation Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 23, 2026
GS Mortgage Securities Corp.
(Depositor)
By:	/s/ Manju Madhavan Name: Manju Madhavan Title: President

EXHIBIT INDEX
Exhibit Number
99.1      Disclosures required by Rule 15Ga-2 for Clarifii LLC

             Schedule 1 – Clarifii Executive Summary/Narrative
             Schedule 2 – Clarifii Valuation Report
             Schedule 3 – Clarifii Supplemental Data Extract
             Schedule 4 – Clarifii Rating Agency Grades Summary Report
             Schedule 5 – Clarifii Rating Agency Grades Detail Report
             Schedule 6 – Clarifii Data Compare Report
             Schedule 7 – Clarifii Business Purpose Supplement Extract
             Schedule 8 – Clarifii ATR OR QM Report

99.2      Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

             Schedule 1 – Executive Summary
             Schedule 2 – Summary DD Standard – DI Report
             Schedule 3 – Rebuttal Findings Summary
             Schedule 4 – Loan Summary
             Schedule 5 – Exception Report
             Schedule 6 – Rating Agency Report
             Schedule 7 – Valuation Report